PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Jun. 30, 2022
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net

	As of June 30,
	2022	2021
Electronic equipment	$777,547	$585,723
Leasehold improvements	230,635	—
Office equipment	83,226	1,850
	1,091,408	587,573
Less: Accumulated depreciation	(506,215)	(220,798)
Property and equipment, net	$585,193	$366,775